Galton Funding Mortgage Trust 2019‑1
Mortgage Pass‑Through Certificates, Series 2019‑1
Sample Mortgage Loan Agreed‑Upon Procedures

Report To:
Galton Mortgage Acquisition Platform IV Sponsor, LLC
Galton Mortgage Acquisition Platform IV Depositor, LLC

1 February 2019

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Galton Mortgage Acquisition Platform IV Sponsor, LLC
Galton Mortgage Acquisition Platform IV Depositor, LLC
330 Madison Avenue, 36th Floor
New York, New York 10017

Re:                 Galton Funding Mortgage Trust 2019-1 (the “Issuing Entity”)
Mortgage Pass‑Through Certificates, Series 2019-1 (the “Certificates”)
Sample Mortgage Loan Agreed‑Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Galton Mortgage Acquisition Platform IV Sponsor, LLC (the “Sponsor”), Galton Mortgage Acquisition Platform IV Depositor, LLC (the “Depositor”), Deutsche Bank Securities Inc. (“Deutsche Bank”) and Credit Suisse Securities (USA) LLC (“Credit Suisse,” together with the Sponsor, Depositor and Deutsche Bank, the “Specified Parties”), solely to assist the Depositor with respect to certain information relating to a pool of fully amortizing, interest-only, fixed- and hybrid adjustable-rate mortgage loans (the “Mortgage Loans”) relating to the Issuing Entity’s securitization transaction.  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:
a.
An electronic data file labeled “GFMT_2019-1 Securitization RA Loan Tape Initial 01.09.2019.xlsx” and the corresponding record layout and decode information (the “Preliminary Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information as of 1 January 2019 (the “Preliminary Cut-off Date”) relating to certain mortgage loans (the “Preliminary Mortgage Loans”) that are expected to be representative of the Mortgage Loans,

b.	Imaged copies of the:
i.	Promissory note (the “Promissory Note”),
ii.	Loan application (the “Loan Application”),
iii.	Appraisal report and field review (collectively and as applicable, the “Appraisal”),
iv.	Settlement statement or closing disclosure (collectively and as applicable, the “Settlement Statement”),
v.	Home equity line of credit agreement (the “HELOC Agreement”) and

b.  (continued)
vi.	Underwriting summary (the “Underwriting Summary,” together with the Promissory Note, Loan Application, Appraisal, Settlement Statement and HELOC Agreement, the “Source Documents”)
relating to the Sample Mortgage Loans (as defined in Attachment A),
c.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File, which is shown on Exhibit 1 to Attachment A, and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Depositor is responsible for the Preliminary Data File, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Preliminary Data File.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Preliminary Mortgage Loans or Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “NRSRO”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

1 February 2019

Attachment A

Procedures performed and our associated findings

1.
As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 185 Preliminary Mortgage Loans (the “Sample Mortgage Loans”) from the Preliminary Data File.  For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Mortgage Loans or the methodology they instructed us to use to select the Sample Mortgage Loans from the Preliminary Data File.

For the purpose of the procedures described in this report, the 185 Sample Mortgage Loans are referred to as Sample Mortgage Loan Numbers 1 through 185.

2.
For each Sample Mortgage Loan, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, qualifications, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes on Exhibit 1 to Attachment A.  The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A.  Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A Page 1 of 5

Sample Characteristics and Source Documents

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note

Galton loan number	Loan Number (“Galton”)	Promissory Note	i.

Original principal balance	Original Loan Amount	Promissory Note

Initial interest rate	Original Interest Rate	Promissory Note

Initial monthly principal and interest payment	Original Payment Amount	Promissory Note

First payment date	First Payment Date Of Loan	Promissory Note

Maturity date	Maturity Date	Promissory Note

Original term to maturity	Original Term To Maturity	(a) Promissory Note or (b) Promissory Note and recalculation	ii.

Property state	State	Promissory Note

Property zip code	Postal Code	Promissory Note	iii.

Prepayment penalty term	Prepayment Penalty Total Term	Promissory Note

Interest only term	Original Interest Only Term	(a) Promissory Note or (b) Promissory Note and recalculation	iv.

Index description (if applicable)	Index Type	Promissory Note

Gross margin (if applicable)	Gross Margin	Promissory Note

Initial interest rate adjustment date (if applicable)	Next Reset Date (for ARMs)	Promissory Note

Interest rate adjustment frequency (if applicable)	Subsequent Interest Rate Reset Period	Promissory Note

Minimum interest rate (if applicable)	Lifetime Minimum Rate (Floor)	Promissory Note
Maximum interest rate (if applicable)	Lifetime Maximum Rate (Ceiling)	Promissory Note

Initial interest rate cap decrease (if applicable)	Initial Interest Rate Cap (Change Down)	Promissory Note

Exhibit 1 to Attachment A Page 2 of 5

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note

Initial interest rate cap increase (if applicable)	Initial Interest Rate Cap (Change Up)	Promissory Note

Subsequent interest rate cap decrease (if applicable)	Subsequent Interest Rate (Change Down)	Promissory Note

Subsequent interest rate cap increase (if applicable)	Subsequent Interest Rate Cap (Change Up)	Promissory Note

Occupancy status	Occupancy	Loan Application

Property type	Property Type	Appraisal

Appraisal value	Original Appraised Property Value	Appraisal	v.

Sale price (if applicable)	Sales Price	Settlement Statement

Junior lien balance	Junior Mortgage Balance	Underwriting Summary or HELOC Agreement (collectively, the “Junior Lien Source Documents”)	vi.

Loan purpose	Loan Purpose	(a) Loan Application or (b) Promissory Note, Settlement Statement and recalculation	vii.

Original loan‑to‑value ratio	Original LTV	Recalculation	viii.

Combined loan‑to‑value ratio	Original CLTV	Recalculation	ix.

Exhibit 1 to Attachment A Page 3 of 5

Notes:

i.	For identification purposes only.

ii.
For the purpose of comparing the original term to maturity Sample Characteristic for each Sample Mortgage Loan that does not have the original term to maturity specifically stated on the Promissory Note, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original term to maturity as the sum of:

(a)	The difference in months between the maturity date and first payment date, both as shown on the Promissory Note, and
(b)	1.

iii.
For the purpose of comparing the property zip code Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to only compare the first five digits of the property zip code, as shown on the Promissory Note, to the first five digits of the property zip code, as shown on the Preliminary Data File.

iv.
For the purpose of comparing the interest only term Sample Characteristic for each Sample Mortgage Loan that does not have the interest only term specifically stated on the Promissory Note, the Sponsor, on behalf of the Depositor, instructed us to recalculate the interest only term as the sum of:

(a)	The difference in months between the first principal and interest payment date and first payment date, both as shown on the Promissory Note, and
(b)	1.

v.
For the purpose of comparing the appraisal value Sample Characteristic for each Sample Mortgage Loan (except for Sample Mortgage Loan Number 163) with more than one Appraisal, the Sponsor, on behalf of the Depositor, instructed us to use the Appraisal with the lowest appraisal value and most recent appraisal date as the Source Document.

For the purpose of comparing the appraisal value Sample Characteristic for Sample Mortgage Loan Number 163, the Sponsor, on behalf of the Depositor, instructed us to use the Appraisal with the lowest appraisal value as the Source Document.

vi.
For the purpose of comparing the junior lien balance Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, provided one or more of the Junior Lien Source Documents.  The Sponsor, on behalf of the Depositor, instructed us to note agreement if the information on the Preliminary Data File agreed to the corresponding information on at least one of the Junior Lien Source Documents.  We performed no procedures to reconcile any differences that may exist between various Junior Lien Source Documents for the junior lien balance Sample Characteristic.

Exhibit 1 to Attachment A Page 4 of 5

Notes:  (continued)

vii.
For the purpose of comparing the loan purpose Sample Characteristic for each Sample Mortgage Loan with a loan purpose of “6 - First Time Home Purchase” or “7 - Other-than-first-time Home Purchase,” as shown on the Preliminary Data File (each, a “Purchase Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to use the Loan Application as the Source Document.

For each Sample Mortgage Loan that is not a Purchase Sample Mortgage Loan (each, a “Refinance Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to calculate the “Amount to Borrower” as the difference between:
(a)	The original principal balance, as shown on the Promissory Note, and
(b)	The sum of:
(1)	The unpaid principal balance of any secondary financing (if applicable) relating to the subject property that is being repaid with the proceeds of the Refinance Sample Mortgage Loan and
(2)	The settlement charges relating to the Refinance Sample Mortgage Loan, all as shown on the Settlement Statement.

For the purpose of comparing the loan purpose Sample Characteristic for each Refinance Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to note agreement with:
(a)
“3 - Cash Out Refinance,” as shown on the Preliminary Data File, if the Amount to Borrower is greater than or equal to the lesser of (i) 1% of the original principal balance, as shown on the Promissory Note, and (ii) $2,000.00 or

(b)
“9 - Rate/Term Refinance,” as shown on the Preliminary Data File, if the Amount to Borrower is less than the lesser of (i) 1% of the original principal balance, as shown on the Promissory Note, and (ii) $2,000.00.

viii.
For the purpose of comparing the original loan‑to‑value ratio Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original loan‑to‑value ratio by:

(a)	Dividing:
(1)	The original principal balance, as shown on the Promissory Note, by
(2)	The property value used for loan to value, as shown on the Preliminary Data File, and
(b)	Rounding the value calculated in (a) to the second decimal place (XX.XX%).

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to ignore absolute differences of +/- 0.01% or less.

Exhibit 1 to Attachment A Page 5 of 5

Notes:  (continued)

ix.
For the purpose of comparing the combined loan‑to‑value ratio Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the combined loan‑to‑value ratio by:

(a)	Dividing:
(1)	The sum of (A) the original principal balance, as shown on the Promissory Note, and (B) the junior lien balance, as shown on the Junior Lien Source Documents (and in accordance with note vi.), by
(2)	The property value used for loan to value, as shown on the Preliminary Data File, and
(b)	Rounding the value calculated in (a) to the second decimal place (XX.XX%).

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to ignore absolute differences of +/- 0.01% or less.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, qualifications, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Sample Mortgage Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

4	Property type	7 – PUD	1 – Single Family Detached (non-PUD)

20	Initial interest rate cap decrease (if applicable)	0.000%	3.500%

31	Appraisal value	$2,100,000	$2,370,000

40	Property type	1 – Single Family Detached (non-PUD)	7 – PUD

41	Property type	1 – Single Family Detached (non-PUD)	7 – PUD

61	Property type	1 – Single Family Detached (non-PUD)	7 – PUD

86	Loan purpose	6 – First Time Home Purchase	7 – Other-than-first-time Home Purchase

96	Property type	1 – Single Family Detached (non-PUD)	12 – Single Family Attached

116	Loan purpose	7 – Other-than-first-time Home Purchase	6 – First Time Home Purchase

159	Loan purpose	6 – First Time Home Purchase	7 – Other-than-first-time Home Purchase

163	Initial interest rate cap decrease (if applicable)	0.000%	2.500%
	Property type	12 – Single Family Attached	1 – Single Family Detached (non-PUD)

177	Initial interest rate cap decrease (if applicable)	0.000%	0.250%

185	Minimum interest rate (if applicable)	2.000%	3.250%
	Initial interest rate cap decrease (if applicable)	0.000%	2.000%